CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 41,588	$ 286,723
Other comprehensive income (loss)
Unrealized gain (loss) on investments	20,613	(9,570)
Other comprehensive income (loss)	20,613	(9,570)
Total comprehensive income	62,201	277,153
Other comprehensive income (loss) attributable to:
Shareholders of the Company	20,613	(9,570)
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	30,710	243,303
Non-controlling interests	$ 31,491	$ 33,850